UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
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(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
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(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
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(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: May 31, 2005

Date of reporting period: 07/01/04 - 04/08/05




Item 1. Proxy Voting Record





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09253
Reporting Period: 07/01/2004 - 04/08/2005
Wells Fargo Funds Trust







=================== WELLS FARGO TACTICAL MATURITY BOND FUND ====================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio(s): The Wells Fargo Tactical Maturity Bond Portfolio. Voting records for the master portfolio(s) in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 16, 2005).


========== END NPX REPORT





SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Wells Fargo Funds Trust


By

/s/ Karla M. Rabusch
Karla M. Rabusch
President



August 18, 2005
Date